SUPPLEMENT TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

                 CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND

            CREDIT SUISSE TRUST-GLOBAL POST-VENTURE CAPITAL PORTFOLIO

The following information supersedes certain information in the funds' Prospectuses and Statements of Additional Information.

     Effective July 30, 2004 (the "Effective Date"), Abbott Capital Management, LLC ("Abbott") will no longer serve as the fund's sub-investment adviser. A portfolio management team at Credit Suisse Asset Management, LLC, the fund's investment adviser ("CSAM"), will make the fund's day-to-day investment decisions with respect to private funds. After the Effective Date, CSAM will retain all fees previously payable to Abbott under the Sub-Investment Advisory Agreement with Abbott.

Dated: June 3, 2004                                                    16-0604
                                                                       for
                                                                       WPISF
                                                                       ADGPV
                                                                       CSGPV
                                                                       TRGPV
                                                                       2004-027